Other liabilities (Narrative) (Details) - Product Loan [Member]	12 Months Ended
	Dec. 31, 2025 kg lb	Dec. 31, 2024 kg lb
Bottom of range [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	0.50%
Top of range [Member]
Disclosure of detailed information about borrowings [line items]
Repayment date	March 31, 2032
Standby interest rate	2.10%
Interest rate	2.20%
UF6 [Member]
Disclosure of detailed information about borrowings [line items]
Product loans drawn	1,285,000	1,567,000
Borrowing during period	345,000
Repaid during period	627,000
UF6 [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [line items]
Available quantity	2,270,000
Uranium [Member]
Disclosure of detailed information about borrowings [line items]
Product loans drawn | lb	3,357,000	2,506,000
Borrowing during period	2,949,000
Repaid during period	2,098,000
Uranium [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [line items]
Available quantity | lb	6,777,000